Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | Perritt MicroCap Opportunities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TF (without sales charge)
Average Annual Return, Percent	17.56%	8.10%	5.23%
Bloomberg US Aggregate Equity Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Equity Total Return Index
Average Annual Return, Percent	37.75%	14.55%	12.40%
Bloomberg US Micro Cap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Micro Cap Total Return Index
Average Annual Return, Percent	26.56%	8.72%	5.46%